Related party transactions - Management and directors' key management compensation transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Directors' fees	$ 215,568	$ 172,229	$ 182,675
Board of directors
Related party transactions
Management Compensation	731,718	815,935	974,240
Directors' fees	215,568	172,229	182,675
Share-based payments	14,559	85,680	77,779
Total compensation	$ 961,845	$ 1,073,845	$ 1,234,694